Employee Benefit Plans - Workers' Compensation and Related Losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plans [Abstract]
Limits in excess of occurrence for reimbursement of workers' compensation	$ 0.5
Other current assets	0.0	$ 0.6
Other long-term assets	4.9	4.8
Total recovery receivable	4.9	5.4
Accrued and other current liabilities	4.2	4.2
Other long-term liabilities	18.8	12.9
Total workers' compensation liability	$ 23.0	$ 17.1